Segment Reporting - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Operating profit and other financial information
Depreciation and Amortization	$ 130,977	$ 131,968	$ 133,434
Corporate
Operating profit and other financial information
Depreciation and Amortization	12,317	10,655	10,428
Grocery Products
Operating profit and other financial information
Depreciation and Amortization	31,739	29,725	26,972
Refrigerated Foods
Operating profit and other financial information
Depreciation and Amortization	45,911	53,229	53,325
Jennie-O Turkey Store
Operating profit and other financial information
Depreciation and Amortization	31,611	29,225	28,262
Specialty Foods
Operating profit and other financial information
Depreciation and Amortization	5,357	5,165	11,075
International & Other
Operating profit and other financial information
Depreciation and Amortization	$ 4,042	$ 3,969	$ 3,372